Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial Income and Expenses
Schedule of financial income and expenses

	Year ended
	December 31,
(in thousands of euros)	2019	2020	2021
Income from cash and cash equivalents	157	226	57
Foreign exchange gains	18	40	5,421
Fair value variation gains / losses	—	1,791	—
Total financial income	175	2,057	5,478
Interest cost	(3)	(66)	(138)
Foreign exchange losses	(62)	(5,884)	(1,842)
Losses on change in fair value	—	—	(651)
Other financial expenses	(16)	(8)	(5)
Total financial expenses	(81)	(5,959)	(2,635)
Net financial income (loss)	93	(3,902)	2,842